Debt and Warrant Liabilities - Aegus bridge financing notes (Details) - USD ($)	May 07, 2024	Mar. 31, 2025	Jan. 02, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Debt and Warrant Liabilities
Maximum principal loan amount					$ 1,000,000
Derivative liabilities				$ 8,327,602		$ 922,834
Total debt liability owed		$ 28,787,160		107,468,217		$ 88,996,117
Aegus bridge financing notes
Debt and Warrant Liabilities
Loan amount	$ 230,000
Maximum principal loan amount	$ 500,000
Interest rate	12.00%
Shares issued for every dollar lent	1
Price of option to purchase a percentage of membership interests	$ 10
Denominator to calculate percentage of membership interests	$ 20,010,000
Derivative liabilities		$ 255,387	$ 551,000	248,487
Total debt liability owed	$ 260,000			$ 248,487